Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Property And Equipment [Abstract]
Summary Of Property And Equipment

	2010	2009

Drilling rigs and equipment	$5,175.2	$4,801.1
Other	50.4	47.0
Work in progress	1,519.0	1,303.1
	$6,744.6	$6,151.2